Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Schedule of Preferred Stock Disclosure [Table Text Block]
As of December 31, 2014, the number of convertible preferred shares outstanding is as follows:

December 31, 2014
Series A convertible preferred stock	2,483,692
Series B convertible preferred stock	8,073,508
Series C convertible preferred stock	3,351,156
Series D convertible preferred stock	19,557,392
Total preferred shares	33,465,748

As of December 31, 2014 and 2013, the number of convertible preferred shares outstanding is as follows:

	Year Ended December 31,
	2014	2013
Series A convertible preferred stock	2,483,692	2,483,692
Series B convertible preferred stock	8,073,508	8,073,508
Series C convertible preferred stock	3,351,156	3,351,156
Series D convertible preferred stock	19,557,392	19,557,392
Total preferred shares	33,465,748	33,465,748